Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Bank Borrowings
Schedule of bank borrowings

	December 31,
	2022	2021

	(in US$’000)
Current	—	26,905
Non-current	18,104	—

Schedule of maturities of bank borrowings

	December 31,
	2022	2021

	(in US$’000)
Not later than 1 year	—	26,923
Between 1 to 3 years	360	—
Between 3 to 4 years	839	—
Between 4 to 5 years	1,079	—
Later than 5 years	15,826	—
	18,104	26,923